UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04797
                                                     ---------

                      Oppenheimer Equity Income Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 07/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCKS--96.8%
CONSUMER DISCRETIONARY--4.0%
HOTELS, RESTAURANTS & LEISURE--0.3%
Carnival Corp.(1)                                         29,000   $  1,071,260
MEDIA--2.8%
Cinemark Holdings, Inc.(2)                               290,000      4,251,400
Comcast Corp., Cl. A Special, Non-Vtg.                    52,750      1,083,485
Time Warner, Inc.                                        350,000      5,012,000
                                                                   ------------
                                                                     10,346,885
                                                                   ------------
SPECIALTY RETAIL--0.9%
OfficeMax, Inc.                                          250,000      3,190,000
CONSUMER STAPLES--13.7%
BEVERAGES--0.9%
Coca-Cola Co. (The)                                       64,500      3,321,750
FOOD & STAPLES RETAILING--0.6%
SUPERVALU, Inc.                                           85,000      2,177,700
FOOD PRODUCTS--1.5%
B&G Foods, Inc.                                          328,750      5,332,325
TOBACCO--10.7%
Altria Group, Inc.                                       290,000      5,901,500
Lorillard, Inc.                                          265,000     17,784,150
Philip Morris International, Inc.                        295,000     15,236,750
                                                                   ------------
                                                                     38,922,400
                                                                   ------------
ENERGY--21.4%
ENERGY EQUIPMENT & SERVICES--2.4%
Halliburton Co.                                           80,000      3,585,600
Transocean, Inc.                                          36,350      4,944,691
                                                                   ------------
                                                                      8,530,291
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS--19.0%
BP plc, ADR(2)                                           167,500     10,291,200
Capital Product Partners LP                              126,000      2,143,260
Chevron Corp.                                            100,000      8,456,000
ConocoPhillips                                           175,000     14,283,500
Kinder Morgan Management LLC(3)                          346,000     18,998,860
Marathon Oil Corp.                                       217,000     10,734,990
Williams Cos., Inc. (The)                                125,000      4,006,250
                                                                   ------------
                                                                     68,914,060
                                                                   ------------
FINANCIALS--16.4%
CAPITAL MARKETS--2.4%
Bank of New York Mellon Corp.                             37,500      1,331,250
Credit Suisse Group AG, ADR(1)                            20,000        997,600
UBS AG                                                   325,000      6,275,750
                                                                   ------------
                                                                      8,604,600
                                                                   ------------
COMMERCIAL BANKS--0.4%
Wachovia Corp.(1,2)                                       75,000      1,295,250
DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc.                                          425,000      7,943,250


                    1 | OPPENHEIMER EQUITY INCOME FUND, INC.

OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                          SHARES       VALUE
                                                         -------   ------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
KKR Financial Holdings LLC                               500,000   $  5,135,000
                                                                   ------------
                                                                     13,078,250
                                                                   ------------
INSURANCE--9.1%
ACE Ltd.                                                 100,000      5,070,000
Everest Re Group Ltd.                                    225,000     18,405,000
Fidelity National Title Group, Inc., Cl. A               155,000      2,070,800
Hartford Financial Services Group, Inc. (The)             65,000      4,120,350
XL Capital Ltd., Cl. A                                   189,500      3,390,155
                                                                   ------------
                                                                     33,056,305
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS--0.9%
Anthracite Capital, Inc.(2)                              175,000      1,106,000
Crystal River Capital, Inc.(2)                           173,400        508,062
iStar Financial, Inc.(2)                                 212,600      1,745,446
                                                                   ------------
                                                                      3,359,508
                                                                   ------------
HEALTH CARE--6.7%
PHARMACEUTICALS--6.7%
Abbott Laboratories(1)                                    62,500      3,521,250
Bristol-Myers Squibb Co.                                 170,000      3,590,400
Merck & Co., Inc.                                         75,000      2,467,500
Pfizer, Inc.(1)                                          450,000      8,401,500
Schering-Plough Corp.                                    302,500      6,376,700
                                                                   ------------
                                                                     24,357,350
                                                                   ------------
INDUSTRIALS--11.1%
AEROSPACE & DEFENSE--4.2%
Lockheed Martin Corp.                                     44,000      4,590,520
Raytheon Co.                                              83,500      4,753,655
United Technologies Corp.                                 90,000      5,758,200
                                                                   ------------
                                                                     15,102,375
                                                                   ------------
INDUSTRIAL CONGLOMERATES--4.0%
General Electric Co.(1)                                  342,500      9,689,325
Siemens AG, Sponsored ADR                                 40,000      4,855,200
                                                                   ------------
                                                                     14,544,525
                                                                   ------------
MARINE--2.4%
Britannia Bulk Holdings, Inc.(3)                         373,250      4,915,703
Eagle Bulk Shipping, Inc.                                 70,000      2,032,800
Seaspan Corp.                                             70,000      1,664,600
                                                                   ------------
                                                                      8,613,103
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Aircastle Ltd.                                           175,900      1,926,105
INFORMATION TECHNOLOGY--5.2%
COMMUNICATIONS EQUIPMENT--1.0%
Corning, Inc.(1)                                         175,000      3,501,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.3%
Intel Corp.                                               68,750      1,525,563
KLA-Tencor Corp.(1)                                       42,500      1,597,575
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(2)      400,000      3,800,000


                    2 | OPPENHEIMER EQUITY INCOME FUND, INC.

OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                          SHARES       VALUE
                                                         -------   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Texas Instruments, Inc.                                   51,250   $  1,249,475
                                                                   ------------
                                                                      8,172,613
                                                                   ------------
SOFTWARE--1.9%
Microsoft Corp.                                          275,000      7,073,000
MATERIALS--2.8%
CHEMICALS--2.2%
BASF SE, Sponsored ADR                                    48,000      3,027,360
Eastman Chemical Co.(1)                                   23,500      1,409,060
Lubrizol Corp. (The)                                      21,500      1,070,700
PPG Industries, Inc.                                      40,000      2,425,600
                                                                   ------------
                                                                      7,932,720
                                                                   ------------
METALS & MINING--0.6%
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)            11,750      1,136,813
Teck Cominco Ltd., Cl. B                                  20,000        919,400
                                                                   ------------
                                                                      2,056,213
                                                                   ------------
TELECOMMUNICATION SERVICES--9.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--9.8%
AT&T, Inc.                                               347,500     10,706,475
Consolidated Communications Holdings, Inc.(2)            413,250      5,768,970
FairPoint Communications, Inc.(2)                        600,000      4,164,000
Frontier Communications Corp.                            570,000      6,589,200
Qwest Communications International, Inc.(2)              365,000      1,397,950
Verizon Communications, Inc.                              30,000      1,021,200
Windstream Corp.(2)                                      475,000      5,662,000
                                                                   ------------
                                                                     35,309,795
                                                                   ------------
UTILITIES--5.7%
ELECTRIC UTILITIES--3.4%
Cleco Corp.                                              240,000      6,031,200
FirstEnergy Corp.                                         85,000      6,251,750
                                                                   ------------
                                                                     12,282,950
                                                                   ------------
ENERGY TRADERS--0.7%
Constellation Energy Group, Inc.                          31,000      2,577,960
GAS UTILITIES--0.8%
Southern Union Co.                                       120,000      3,134,400
MULTI-UTILITIES--0.8%
CenterPoint Energy, Inc.                                 177,500      2,799,175
                                                                   ------------
Total Common Stocks (Cost $411,009,928)                             350,584,618
                                                                   ------------
PREFERRED STOCKS--2.0%
Lehman Brothers Holdings, Inc., 8.75% Cv.,
   Series Q(3)                                             2,000      1,285,418
NRG Energy, Inc., 5.75% Cv.                               10,000      3,124,375
XL Capital Ltd., 10.75% Cv.(3)                           100,000      2,767,000
                                                                   ------------
Total Preferred Stocks (Cost $7,939,905)                              7,176,793
                                                                   ------------


                    3 | OPPENHEIMER EQUITY INCOME FUND, INC.

OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                                 PRINCIPAL
                                                                  AMOUNT         VALUE
                                                                ----------   ------------
U.S. GOVERNMENT OBLIGATIONS--0.5%
U.S. Treasury Nts., 3.25%, 1/15/09 (Cost $2,011,276)            $2,000,000   $  2,013,594
CONVERTIBLE CORPORATE BONDS AND NOTES--1.2%
National City Corp., 4% Cv. Sr. Unsec. Nts., 2/1/11              1,250,000        895,310
Rite Aid Corp., 8.50% Cv. Sr. Unsec. Unsub. Nts., 5/15/15(4)     4,375,000      3,417,969
                                                                             ------------
Total Convertible Corporate Bonds and Notes (Cost $5,221,129)                   4,313,279
                                                                             ------------

                                                                  SHARES
                                                                ----------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
   LOANED--9.2%(5)
OFI Liquid Assets Fund, LLC, 2.48% (6,7) (Cost $33,230,700)     33,230,700     33,230,700
                                                                             ------------
TOTAL INVESTMENTS, AT VALUE (COST $459,412,938)                      109.7%   397,318,984
                                                                             ------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                 (9.7)   (35,108,632)
                                                                ----------   ------------
NET ASSETS                                                           100.0%  $362,210,352
                                                                ==========   ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) A sufficient amount of liquid assets has been designated to cover outstanding written call options.

(2.) Partial or fully-loaned security. See accompanying Notes.

(3.) Non-income producing security.

(4.) A sufficient amount of liquid assets has been designated to cover outstanding written put options.

(5.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

(6.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES                                  SHARES
                                                     OCTOBER 31,      GROSS        GROSS       JULY 31,
                                                         2007       ADDITIONS    REDUCTIONS      2008
                                                     -----------   ----------   -----------   ----------
OFI Liquid Assets Fund, LLC                                  --    34,655,400     1,424,700   33,230,700
Oppenheimer Institutional Money Market Fund, Cl. E    3,483,696    71,016,674    74,500,370           --

                                                                                               DIVIDEND
                                                                                   VALUE        INCOME
                                                                                -----------   ---------
OFI Liquid Assets Fund, LLC                                                     $33,230,700   $  3,840(a)
Oppenheimer Institutional Money Market Fund, Cl. E                                       --    227,764
                                                                                -----------   --------
   a. Net of compensation to counterparties                                     $33,230,700   $231,604
                                                                                ===========   ========

(7.) Rate shhown is the 7-day yield as of July 31, 2008


                    4 | OPPENHEIMER EQUITY INCOME FUND, INC.

OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

WRITTEN OPTIONS AS OF JULY 31, 2008 ARE AS FOLLOWS:

                                                NUMBER
                                                  OF      EXERCISE   EXPIRATION   PREMIUMS
DESCRIPTION                            TYPE   CONTRACTS     PRICE       DATE      RECEIVED     VALUE
-----------                            ----   ---------   --------   ----------   --------   ---------
Abbott Laboratories                    Call       625      $ 60.00     8/18/08    $ 35,410   $  (6,250)
Carnival Corp.                         Call       290        40.00     8/18/08      16,305     (13,050)
Comcast Corp.                          Put      1,000        20.00     1/19/09     223,998    (155,000)
Corning, Inc.                          Call     1,750        25.00     8/18/08     514,747          --
Credit Suisse Group AG, ADR            Call       125        50.00     8/18/08       1,750     (20,000)
Eastman Chemical Co.                   Call       235        75.00     9/22/08     121,264          --
Freeport-McMoRan Copper & Gold, Inc.   Call       100       125.00     8/18/08       7,700      (2,500)
General Electric Co.                   Call     1,250        31.00     8/18/08      13,015      (6,250)
KLA-Tencor Corp.                       Call       425        42.50     8/18/08      41,225     (14,875)
Pfizer, Inc.                           Call       350        20.00     8/18/08       3,192      (2,100)
Wachovia Corp.                         Call       250        25.00     8/18/08       6,312        (750)
                                                                                  --------   ---------
                                                                                  $984,918   $(220,775)
                                                                                  ========   =========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                    5 | OPPENHEIMER EQUITY INCOME FUND, INC.

OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended July 31, 2008 was as follows:


                    6 | OPPENHEIMER EQUITY INCOME FUND, INC.

OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                        CALL OPTIONS               PUT OPTIONS
                                        ------------               -----------
                            NUMBER OF     AMOUNT OF    NUMBER OF    AMOUNT OF
                            CONTRACTS     PREMIUMS     CONTRACTS     PREMIUMS
                            ---------   ------------   ---------   -----------
Options outstanding as of
   October 31, 2007               --    $        --         --       $     --
Options written              111,230      9,695,151      1,500        259,182
Options closed or expired   (103,395)    (8,346,680)      (500)       (35,184)
Options exercised             (2,435)      (587,551)        --             --
                            --------    -----------      -----       --------
Options outstanding as of
   July 31, 2008               5,400    $   760,920      1,000       $223,998
                            ========    ===========      =====       ========

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of July 31, 2008, the Fund had on loan securities valued at $32,242,677. Collateral of $33,230,700 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $432,250,800
Federal tax cost of other investments       (984,918)
                                        ------------
Total federal tax cost                  $431,265,882
                                        ============
Gross unrealized appreciation           $ 11,864,196
Gross unrealized depreciation            (79,262,569)
                                        ------------
Net unrealized depreciation             $(67,398,373)
                                        ============


                    7 | OPPENHEIMER EQUITY INCOME FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Income Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008